Earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss attributable to equity holders of the parent
Continuing operations	€ 629	€ 1,704	€ 635
Discontinued operations	22	(427)	30
Profit for the year	€ 651	€ 1,277	€ 665
Weighted average number of shares outstanding
Weighted average number of shares outstanding (in shares)	5,415,876	5,475,817	5,549,468
Effect of potentially dilutive shares (in shares)	86,906	54,786	36,455
Adjusted weighted average number of shares (in shares)	5,502,782	5,530,603	5,585,923
Basic earnings per share
Continuing operations (in EUR per share)	€ 0.12	€ 0.31	€ 0.11
Discontinued operations (in EUR per share)	0.00	(0.08)	0.01
Profit for the year (in EUR per share)	0.12	0.23	0.12
Diluted earnings per share
Continuing operations (in EUR per share)	0.11	0.31	0.11
Discontinued operations (in EUR per share)	0.00	(0.08)	0.01
Profit for the year (in EUR per share)	€ 0.12	€ 0.23	€ 0.12
Performance shares
Weighted average number of shares outstanding
Effect of potentially dilutive shares (in shares)	12,905	1,118	8,190
Restricted shares and other
Weighted average number of shares outstanding
Effect of potentially dilutive shares (in shares)	74,001	53,668	28,265